Income Per Share (Tables)	12 Months Ended
Mar. 04, 2017
Income Per Share
Schedule of calculation of basic and diluted (loss) income per share

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Basic and diluted (loss) income per share:
Numerator:
Income from continuing operations attributable to common stockholders—basic	$4,080	$102,088	$2,011,846
Add back—interest on convertible notes	—	—	5,456

Income from continuing operations attributable to common stockholders—diluted	$4,080	$102,088	$2,017,302
(Loss) income from discontinued operations attributable to common stockholders—basic and diluted	(27)	63,377	97,327

Income attributable to common stockholders—diluted	$4,053	$165,465	$2,114,629

Denominator:
Basic weighted average shares	1,044,427	1,024,377	971,102
Outstanding options and restricted shares, net	16,399	17,985	21,967
Convertible notes	—	—	24,792

Diluted weighted average shares	1,060,826	1,042,362	1,017,861

Basic income (loss) per share:
Continuing operations	$0.00	$0.10	$2.07
Discontinued operations	0.00	0.06	0.10

Net earnings per share	$0.00	$0.16	$2.17

Diluted income per share:
Continuing operations	$0.00	$0.10	$1.98
Discontinued operations	0.00	0.06	0.10

Net earnings per share	$0.00	$0.16	$2.08